Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Basic earnings per share
Basic earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In won
Basic earnings (loss) per share	￦	(2,048)	(3,654)	3,102

Diluted earnings per share
Diluted earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In won
Diluted earnings (loss) per share	￦	(2,048)	(3,654)	3,102

Calculation of Basic earnings per share

Profit (loss) for the year and weighted average number of common shares used in the calculation of basic earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In millions of won except number of shares
Profit (loss) attributable to owners of the controlling company	￦	(1,314,567)	(2,345,517)	1,991,347
Profit (loss) used in the calculation of total basic earnings (loss) per share		(1,314,567)	(2,345,517)	1,991,347
Weighted average number of common shares		641,964,077	641,964,077	641,964,077

Calculation of Diluted earnings per share

Earnings (loss) used in the calculation of total diluted earnings (loss) per share for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type		2018	2019	2020
		In millions of won
Profit (loss) used in the calculation of total diluted earnings (loss) per share	￦	(1,314,567)	(2,345,517)	1,991,347

Weighted average number of common shares used in calculating diluted earnings (loss) per share are adjusted from weighted average number of common shares used in calculating basic earnings (loss) per share. Detailed information of the adjustment for the years ended December 31, 2018, 2019 and 2020 are as follows:

Type	2018	2019	2020
	In number of shares
Weighted average number of common shares	641,964,077	641,964,077	641,964,077
Diluted weighted average number of shares	641,964,077	641,964,077	641,964,077